Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity

Note 17 — Shareholders’ equity

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.8 per share. Holders of the ordinary shares are entitled to one vote for each share.

On February 2, 2024, the Company effected a share consolidation at a ratio of one-for-ten (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued share capital into one ordinary share with a par value of US$0.001. The Company believed that it was appropriate to reflect on the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

In October, 2024, the Company effected a share consolidation at a ratio of one-for-twenty (20) ordinary shares with a par value of US$0.001 each in the Company’s issued share capital into one ordinary share with a par value of US$0.02, and changed the Company’s authorized share capital from US$10,000,000 divided into 500,000,000 ordinary shares to US$10,000,000 divided into 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares; The Company has retroactively adjusted all share and per share data from ordinary share to Class A Ordinary Shares for all periods presented.

On April 21, 2025, the Company effected a share consolidation at a ratio of one-for-forty (40) ordinary shares with a par value of US$0.02 each in the Company’s issued share capital into one ordinary share with a par value of US$0.8.

Giving the effects of the share consolidation, as of December 31, 2024 and 2025, there were 1,362,583 and 22,512,360 Class A Ordinary Shares issued and outstanding, respectively, and there were nil and 400,000 Class B Ordinary Shares issued and outstanding, respectively.

Statutory reserve

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

During the years ended December 31, 2024 and 2025, Mengyun PRC entities collectively attributed RMB 11,670 and nil to statutory reserves, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Xihuiyun and Shanghai Mengyun (collectively “Mengyun PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Mengyun PRC entities.

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Mengyun PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Mengyun PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2025, the amounts restricted are primarily comprised of the paid-in capital and statutory reserves of the Company’s PRC subsidiaries, which amounted to RMB 41,775,776.

The restricted net assets are determined based on the statutory financial statements of the PRC subsidiaries and reflect the impact of foreign exchange translation adjustments in consolidation under U.S. GAAP.